COMMON STOCK WARRANT LIABILITY - Fair Value of Private Warrants (Details) - $ / shares	Dec. 31, 2021	Jul. 23, 2021	Feb. 28, 2021	Sep. 30, 2017
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)		$ 11.50	$ 1.94	$ 1.94
Private Warrants, Non-Contingent
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 31.45	18.44
Vesting Tranche One | Private Warrants, Contingent
Class of Warrant or Right [Line Items]
Warrant volume-weighted average trading price (in dollars per share)		20.00
Warrant exercise price (in dollars per share)		18.16
Vesting Tranche Two | Private Warrants, Contingent
Class of Warrant or Right [Line Items]
Warrant volume-weighted average trading price (in dollars per share)		25.00
Warrant exercise price (in dollars per share)		18.07
Vesting Tranche Three | Private Warrants, Contingent
Class of Warrant or Right [Line Items]
Warrant volume-weighted average trading price (in dollars per share)		30.00
Warrant exercise price (in dollars per share)		$ 17.92